Parent-Only Financial Statements, Parent-Only Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		$ 159,157	$ 234,230	$ 264,612	$ 141,250
Equity securities		64,414	72,886
Other assets		75,834	67,259
Total assets	[1]	1,881,016	1,948,068
Liabilities and equity
Accrued expenses and other liabilities		69,056	70,957
Total liabilities	[2]	1,699,141	1,757,958
Stockholders' equity		179,889	187,606
Total liabilities and equity		1,881,016	1,948,068
Parent Company [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		16,171	15,134	$ 14,817	$ 14,949
Equity securities		143	140
Other assets		9,408	7,341
Total assets		370,005	380,591
Liabilities and equity
Accrued expenses and other liabilities		8,258	7,333
Long-term debt		134,159	146,082
Total liabilities		190,116	192,985
Stockholders' equity		179,889	187,606
Total liabilities and equity		370,005	380,591
Parent Company [Member] | Subsidiaries [Member]
Assets [Abstract]
Investments in subsidiaries	[3]	161,627	172,926
Parent Company [Member] | Subsidiary entity, non-bank [Member]
Assets [Abstract]
Loans to nonbank subsidiaries		182,656	185,050
Liabilities and equity
Indebtedness to nonbank subsidiaries		47,699	39,570
Parent Company [Member] | Subsidiary entity, bank [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		16,171	15,134
Investments in subsidiaries		$ 163,900	$ 173,700

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2022 and 2021, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $0 million and $149 million; All other liabilities, $201 million and $259 million; and Total liabilities, $201 million and $408 million, respectively.
[3]	The years ended December 31, 2022 and 2021, include indirect ownership of bank subsidiaries with equity of $163.9 billion and $173.7 billion, respectively.